Annual Total Returns - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio - VIP Value Strategies Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	30.49%
Annual Return 2014	6.80%
Annual Return 2015	(2.99%)
Annual Return 2016	9.62%
Annual Return 2017	19.36%
Annual Return 2018	(17.32%)
Annual Return 2019	34.53%
Annual Return 2020	8.26%
Annual Return 2021	33.60%
Annual Return 2022	(7.03%)